Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Tax expense at statutory rate	$ 4,398	$ 4,184	$ 4,262
Differences:
State income tax, net of federal income tax effect	635	395	395
Interest received related to tax positions	(260)	0	0
Tax exempt interest income	(114)	(182)	(445)
Increase in cash surrender value of life insurance	(164)	(91)	(71)
Tax credits	(10)	(10)	(11)
Nondeductible interest and other expense	24	30	24
Other	67	51	18
Total income tax	$ 4,576	$ 4,377	$ 4,172